Nuveen Credit Strategies Income Fund
Portfolio of Investments April 30, 2022
(Unaudited)
JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 161.8%  (84.5% of Total Investments)
X
1,234,590,691 VARIABLE RATE SENIOR LOAN INTERESTS - 137.8% (84.5% of Total Investments) (2)
X 1,234,590,691
Aerospace & Defense - 1.5% (0.9% of Total Investments)
$ 11,524 TransDigm, Inc., Term Loan E 3.014% 1-Month LIBOR 2.250% 5/30/25 Ba3 $ 11,327,364
1,970 TransDigm, Inc., Term Loan G 3.014% 1-Month LIBOR 2.250% 8/22/24 Ba3 1,942,915
13,494 Total Aerospace & Defense 13,270,279
Airlines - 4.8% (3.0% of Total Investments)
3,895 AAdvantage Loyalty IP Ltd.,
Term Loan
5.813% 3-Month LIBOR 4.750% 4/20/28 Ba2 3,970,740
2,730 Air Canada, Term Loan B 4.250% 3-Month LIBOR 3.500% 8/11/28 Ba2 2,708,842
1,056 American Airlines, Inc., Term
Loan
2.840% 6-Month LIBOR 2.000% 12/14/23 Ba3 1,047,027
10,381 American Airlines, Inc., Term
Loan B
2.448% 1-Month LIBOR 1.750% 6/27/25 Ba3 10,040,597
3,201 American Airlines, Inc., Term
Loan, First Lien
2.499% 1-Month LIBOR 1.750% 1/29/27 Ba3 3,077,558
7,820 Kestrel Bidco Inc., Term Loan B 4.000% 6-Month LIBOR 3.000% 12/11/26 BB- 7,584,462
10,350 Mileage Plus Holdings LLC,
Term Loan B
6.250% 3-Month LIBOR 5.250% 6/20/27 Baa3 10,756,237
3,960 United Airlines, Inc., Term Loan
B
4.500% 3-Month LIBOR 3.750% 4/21/28 Ba1 3,937,052
43,393 Total Airlines 43,122,515
Auto Components - 1.0% (0.6% of Total Investments)
7,607 Clarios Global LP, Term Loan B 4.014% 1-Month LIBOR 3.250% 4/30/26 B1 7,500,717
170 DexKo Global Inc., Term Loan 3.750% 3-Month LIBOR 3.750% 10/04/28 B1 165,727
890 DexKo Global Inc., Term Loan B 4.717% 3-Month LIBOR 3.750% 10/04/28 B1 870,068
8,667 Total Auto Components 8,536,512
Beverages - 0.7% (0.4% of Total Investments)
1,723 Arterra Wines Canada, Inc.,
Term Loan
4.506% 3-Month LIBOR 3.500% 11/25/27 B1 1,709,910
1,966 City Brewing Company, LLC,
Term Loan
4.469% 3-Month LIBOR 3.500% 4/05/28 B 1,851,427
2,978 Triton Water Holdings, Inc,
Term Loan
4.506% 3-Month LIBOR 3.500% 3/31/28 B1 2,898,985
6,667 Total Beverages 6,460,322
Building Products - 2.1% (1.3% of Total Investments)
5,252 Chamberlain Group Inc, Term
Loan B
4.506% 3-Month LIBOR 3.500% 10/22/28 B+ 5,160,744
2,747 Cornerstone Building Brands,
Inc., Term Loan B
3.804% 3-Month LIBOR 3.250% 4/12/28 B+ 2,588,432
8,791 Quikrete Holdings, Inc., Term
Loan, First Lien
3.389% 1-Month LIBOR 2.625% 1/31/27 BB- 8,572,217
1,004 Standard Industries Inc., Term
Loan B
3.788% 6-Month LIBOR 2.500% 9/22/28 BBB- 1,002,583
1,087 Zurn Holdings, Inc., Term Loan
B
3.014% 1-Month LIBOR 2.250% 10/04/28 BB 1,085,535
18,881 Total Building Products 18,409,511

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Capital Markets - 0.7% (0.4% of Total Investments)
$ 6,297 Astra Acquisition Corp., Term
Loan, First Lien
6.014% 1-Month LIBOR 5.250% 10/22/28 BB- $ 6,076,396
Chemicals - 2.5% (1.5% of Total Investments)
896 ASP Unifrax Holdings Inc, Term
Loan B
4.756% 3-Month LIBOR 3.750% 12/14/25 BB 870,662
3,449 Atotech B.V., Term Loan B 3.264% 1-Month LIBOR 2.500% 3/18/28 B+ 3,426,344
6,704 Axalta Coating Systems US
Holdings Inc., Term Loan B3
2.756% 3-Month LIBOR 1.750% 6/01/24 BBB- 6,648,211
1,668 Diamond (BC) B.V., Term Loan
B
3.514% 1-Month LIBOR 2.750% 9/29/28 Ba3 1,614,658
1,716 INEOS Styrolution US Holding
LLC, Term Loan B
3.514% 1-Month LIBOR 2.750% 1/29/26 BB+ 1,700,258
5,880 Ineos US Finance LLC, Term
Loan B
2.764% 1-Month LIBOR 2.000% 3/31/24 BBB- 5,860,968
460 Kraton Corporation, Term Loan 3.990% 3-Month LIBOR 3.250% 3/15/29 BB 458,277
1,782 PMHC II, Inc., Term Loan B 5.287% SOFR90A 4.250% 2/03/29 B- 1,682,129
22,555 Total Chemicals 22,261,507
Commercial Services & Supplies - 3.5% (2.1% of Total Investments)
2,525 Amentum Government
Services Holdings LLC, Term
Loan
4.777% SOFR90A 4.000% 2/07/29 B1 2,514,900
997 Anticimex International AB,
Term Loan B1
4.008% 3-Month LIBOR 3.500% 11/16/28 B 987,530
1,995 Clean Harbors Inc., Term Loan
B
2.764% 1-Month LIBOR 2.000% 10/08/28 BBB- 1,990,761
2,233 Covanta Holding Corporation,
Term Loan B
3.264% 1-Month LIBOR 2.500% 11/30/28 Ba1 2,225,262
167 Covanta Holding Corporation,
Term Loan C
3.264% 1-Month LIBOR 2.500% 11/30/28 Ba1 166,686
8,712 Garda World Security
Corporation, Term Loan B
4.920% 1-Month LIBOR 4.250% 10/30/26 BB+ 8,647,738
3,636 GFL Environmental Inc., Term
Loan
4.239% 3-Month LIBOR 3.000% 5/30/25 N/R 3,633,648
2,862 Intrado Corporation, Term Loan 5.000% 1 + 3-Month
LIBOR
4.000% 10/10/24 B2 2,687,316
932 Prime Security Services
Borrower, LLC, Term Loan
3.500% 3 + 6-Month
LIBOR
2.750% 9/23/26 BB- 922,103
6,087 Vertical US Newco Inc, Term
Loan B
4.019% 1 + 6-Month
LIBOR
3.500% 7/31/27 B+ 6,033,924
1,489 WIN Waste Innovations
Holdings, Inc., Term Loan B
3.756% 3-Month LIBOR 2.750% 3/25/28 B+ 1,474,488
31,635 Total Commercial Services & Supplies 31,284,356
Communications Equipment - 2.3% (1.4% of Total Investments)
5,114 Avaya, Inc., Term Loan B 4.804% 1-Month LIBOR 4.250% 12/15/27 BB 5,045,841
564 CommScope, Inc., Term Loan B 4.014% 1-Month LIBOR 3.250% 4/04/26 Ba3 544,276
3,970 Delta TopCo, Inc., Term Loan B 4.500% 3-Month LIBOR 3.750% 12/01/27 B2 3,923,194
963 MLN US HoldCo LLC, Term
Loan, First Lien
4.952% 1-Month LIBOR 4.500% 11/30/25 B3 923,784
6,109 Plantronics Inc, Term Loan B 3.264% 1-Month LIBOR 2.500% 7/02/25 Ba2 6,068,432
3,911 Riverbed Technology, Inc., Exit
Term Loan, (cash 7.000%, PIK
2.000%)
2.000% 3-Month LIBOR 2.000% 12/07/26 Caa1 3,079,530
1,250 ViaSat, Inc., Term Loan 5.000% SOFR30A 4.500% 3/04/29 Ba3 1,245,831
21,881 Total Communications Equipment 20,830,888

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Construction & Engineering - 0.6% (0.4% of Total Investments)
$ 744 AECOM, Term Loan B 2.514% 1-Month LIBOR 1.750% 4/13/28 BBB- $ 745,119
1,796 Aegion Corporation, Term Loan 5.500% 3-Month LIBOR 4.750% 5/17/28 B 1,783,628
2,179 Centuri Group, Inc, Term Loan
B
3.000% 3-Month LIBOR 2.500% 8/27/28 Ba2 2,157,578
995 Osmose Utilities Services, Inc.,
Term Loan
4.014% 1-Month LIBOR 3.250% 6/22/28 B 982,876
5,714 Total Construction & Engineering 5,669,201
Consumer Finance - 0.6% (0.3% of Total Investments)
5,195 Fleetcor Technologies
Operating Company, LLC, Term
Loan B4
2.514% 1-Month LIBOR 1.750% 4/30/28 BB+ 5,107,692
Containers & Packaging - 1.7% (1.1% of Total Investments)
4,354 Berry Global, Inc., Term Loan Z 2.238% 1-Month LIBOR 1.750% 7/01/26 BBB- 4,293,825
1,285 Clydesdale Acquisition
Holdings Inc, Term Loan B
4.783% 3-Month LIBOR 4.250% 3/30/29 B 1,269,824
780 Klockner-Pentaplast of America,
Inc., Term Loan B, (WI/DD)
TBD TBD TBD TBD B 701,156
2,114 Reynolds Group Holdings Inc. ,
Term Loan B
4.264% 1-Month LIBOR 3.500% 9/24/28 B+ 2,066,548
3,417 Reynolds Group Holdings Inc. ,
Term Loan B2
4.014% 1-Month LIBOR 3.250% 2/05/26 B+ 3,330,086
4,104 TricorBraun Holdings, Inc.,
Term Loan
4.014% 1-Month LIBOR 3.250% 3/03/28 B2 4,024,056
16,054 Total Containers & Packaging 15,685,495
Diversified Consumer Services - 0.3% (0.2% of Total Investments)
2,351 Spin Holdco Inc., Term Loan 4.750% 3-Month LIBOR 4.000% 3/04/28 B- 2,344,490
Diversified Financial Services - 1.4% (0.8% of Total Investments)
2,355 Avaya, Inc., Term Loan B2 4.554% 1-Month LIBOR 4.000% 12/15/27 N/R 2,323,246
4,884 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
2.500% 1-Month LIBOR 1.750% 1/15/25 Baa2 4,842,930
2,141 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
2.250% 1-Month LIBOR 1.500% 2/12/27 Baa2 2,101,560
3,161 Trans Union, LLC, Term Loan B6 3.014% 1-Month LIBOR 2.250% 12/01/28 BBB- 3,132,471
12,541 Total Diversified Financial Services 12,400,207
Diversified Telecommunication Services - 2.8% (1.7% of Total Investments)
1,304 Altice France S.A., Term Loan
B12
4.732% 3-Month LIBOR 3.688% 1/31/26 B 1,293,547
11,624 Altice France S.A., Term Loan
B13
4.506% 3-Month LIBOR 4.000% 8/14/26 B 11,562,362
190 CenturyLink, Inc., Term Loan B 3.014% 1-Month LIBOR 2.250% 3/15/27 BBB- 182,458
2,150 Cincinnati Bell, Inc., Term Loan
B2
4.051% SOFR90A 3.250% 11/23/28 B+ 2,141,551
3,543 Eagle Broadband Investments
LLC, Term Loan
4.063% 3-Month LIBOR 3.000% 11/12/27 B+ 3,515,259
5,617 Frontier Communications
Corp., Term Loan B
4.813% 3-Month LIBOR 3.750% 10/08/27 BB+ 5,536,840
990 Numericable Group SA, Term
Loan B11
3.049% 1-Month LIBOR 2.750% 7/31/25 B 973,633
25,418 Total Diversified Telecommunication Services 25,205,650

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Electric Utilities - 0.1% (0.1% of Total Investments)
$ 982 Pacific Gas & Electric Company,
Term Loan
3.813% 1-Month LIBOR 3.000% 6/23/25 BB $ 972,066
Electrical Equipment - 0.0% (0.0% of Total Investments)
316 Vertiv Group Corporation, Term
Loan B
3.202% 1-Month LIBOR 2.750% 3/02/27 BB- 308,385
Electronic Equipment, Instruments & Components - 0.9% (0.6% of Total Investments)
3,625 II VI Incorporated, Term Loan B,
(WI/DD)
TBD TBD TBD TBD BBB- 3,613,672
4,446 Ingram Micro Inc., Term Loan B 4.506% 3-Month LIBOR 3.500% 7/02/28 BB+ 4,438,619
8,071 Total Electronic Equipment, Instruments & Components 8,052,291
Entertainment - 1.6% (1.0% of Total Investments)
1,124 AMC Entertainment Holdings,
Inc. , Term Loan B
3.488% 1-Month LIBOR 3.000% 4/22/26 B- 1,006,158
7,753 Crown Finance US, Inc., Term
Loan
3.506% 3-Month LIBOR 2.500% 2/28/25 CCC 5,938,456
562 Crown Finance US, Inc., Term
Loan B1
10.076% 6-Month LIBOR 8.250% 5/23/24 B- 600,058
– Diamond Sports Group LLC 5.750% 1-Month LIBOR 3.250% 8/24/26 Caa3 –
2,578 Diamond Sports Group, LLC,
Second Lien Term Loan, (WI/
DD)
TBD TBD TBD TBD CCC+ 875,007
962 Diamond Sports Group, LLC,
Term Loan
9.000% SOFR30A 8.000% 5/19/26 B 981,084
983 Lions Gate Capital Holdings
LLC, Term Loan B
2.707% 1-Month LIBOR 2.250% 3/24/25 Ba2 973,122
3,809 Springer Nature Deutschland
GmbH, Term Loan B18, (DD1)
3.750% 3-Month LIBOR 3.000% 8/14/26 BB+ 3,793,711
137 Univision Communications Inc.,
Term Loan C5
3.750% 1-Month LIBOR 2.750% 3/15/24 B+ 136,781
17,908 Total Entertainment 14,304,377
Food & Staples Retailing - 0.3% (0.2% of Total Investments)
2,439 US Foods, Inc., Term Loan B 3.258% 3-Month LIBOR 2.750% 11/22/28 BB 2,427,071
Food Products - 1.4% (0.8% of Total Investments)
1,750 CHG PPC Parent LLC, Term
Loan
3.764% 1-Month LIBOR 3.000% 12/08/28 B1 1,723,750
1,478 Chobani, LLC, Term Loan B 4.264% 1-Month LIBOR 3.500% 10/23/27 B1 1,452,382
1,965 Froneri International Ltd., Term
Loan
3.014% 1-Month LIBOR 2.250% 1/31/27 B+ 1,921,161
4,576 H Food Holdings LLC, Term
Loan B
4.451% 1-Month LIBOR 3.688% 5/31/25 B2 4,391,233
662 H Food Holdings LLC, Term
Loan B3
6.000% 1-Month LIBOR 5.000% 5/31/25 B2 647,485
2,000 Sycamore Buyer LLC, Term
Loan B, (WI/DD)
TBD TBD TBD TBD BB+ 1,977,000
12,431 Total Food Products 12,113,011
Health Care Equipment & Supplies - 3.6% (2.2% of Total Investments)
4,830 Carestream Health, Inc., Term
Loan
7.756% 3-Month LIBOR 6.750% 5/08/23 B1 4,810,949
1,239 Embecta Corp, Term Loan B 3.651% 3-Month LIBOR 3.000% 1/27/29 Ba3 1,226,931
1,335 ICU Medical, Inc., Term Loan B 3.000% 2-Month LIBOR 2.500% 12/14/28 BBB- 1,332,831
18,254 Medline Borrower, LP, Term
Loan B
4.014% 1-Month LIBOR 3.250% 10/21/28 BB- 17,967,777

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Equipment & Supplies (continued)
$ 7,493 Viant Medical Holdings, Inc.,
Term Loan, First Lien, (DD1)
4.514% 1-Month LIBOR 3.750% 7/02/25 B3 $ 7,124,213
33,151 Total Health Care Equipment & Supplies 32,462,701
Health Care Providers & Services - 11.7% (7.2% of Total Investments)
1,980 ADMI Corp., Term Loan B2 4.139% 1-Month LIBOR 3.375% 12/23/27 B 1,952,062
4,975 AHP Health Partners, Inc., Term
Loan B
4.264% 1-Month LIBOR 3.500% 8/23/28 B1 4,957,911
677 BW NHHC Holdco, Inc., Term
Loan, First Lien
5.488% 3-Month LIBOR 5.000% 5/15/25 CCC 514,433
3,071 Change Healthcare Holdings
LLC, Term Loan B
3.500% 1-Month LIBOR 2.500% 3/01/24 B+ 3,069,329
268 Element Materials Technology
Group US Holdings Inc, Term
Loan, (WI/DD)(5)
TBD TBD TBD TBD B1 267,974
582 Element Materials Technology
Group US Holdings Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B1 580,611
2,407 Gainwell Acquisition Corp.,
Term Loan B
5.006% 3-Month LIBOR 4.000% 10/01/27 BB- 2,403,880
2,514 Global Medical Response, Inc.,
Term Loan
5.250% 6-Month LIBOR 4.250% 3/14/25 B 2,499,069
10,936 Global Medical Response, Inc.,
Term Loan B
5.250% 3-Month LIBOR 4.250% 10/02/25 B 10,867,177
873 ICON Luxembourg S.A.R.L.,
Term Loan, (DD1)
3.313% 3-Month LIBOR 2.250% 7/01/28 BB+ 869,557
734 National Mentor Holdings, Inc.,
Term Loan(5)
3.750% 6-Month LIBOR 3.750% 3/02/28 B 706,709
5,764 National Mentor Holdings, Inc.,
Term Loan, (DD1)
4.500% 1 + 3-Month
LIBOR
3.750% 3/02/28 B 5,552,981
196 National Mentor Holdings, Inc.,
Term Loan C, (DD1)
4.760% 3-Month LIBOR 3.750% 3/02/28 B 189,284
3,360 Onex TSG Intermediate Corp.,
Term Loan B
5.514% 1-Month LIBOR 4.750% 2/26/28 B 3,333,206
15,665 Parexel International
Corporation, Term Loan, First
Lien
4.264% 1-Month LIBOR 3.500% 11/15/28 B1 15,578,138
6,080 Phoenix Guarantor Inc, Term
Loan B
4.014% 1-Month LIBOR 3.250% 3/05/26 B1 5,989,523
4,076 Phoenix Guarantor Inc, Term
Loan B3
4.132% 1-Month LIBOR 3.500% 3/05/26 B1 4,019,257
140 Quorum Health Corporation,
Term Loan(6)
7.467% 3-Month LIBOR 6.500% 4/29/25 B- 114,291
17,398 RegionalCare Hospital Partners
Holdings, Inc., Term Loan B
4.499% 1-Month LIBOR 3.750% 11/16/25 B1 17,219,054
9,234 Select Medical Corporation,
Term Loan B
3.020% 1-Month LIBOR 2.250% 3/06/25 Ba2 9,174,585
12,449 Surgery Center Holdings, Inc.,
Term Loan
4.500% 1-Month LIBOR 3.750% 8/31/26 B1 12,351,947
1,783 Team Health Holdings, Inc.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B 1,683,054
671 Team Health Holdings, Inc.,
Term Loan, First Lien
3.750% 1-Month LIBOR 2.750% 2/06/24 B 627,079
105,833 Total Health Care Providers & Services 104,521,111

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Technology - 1.4% (0.8% of Total Investments)
$ 507 Athenahealth, Inc., Term
Loan(5)
1.750% SOFR30A 1.750% 1/27/29 B+ $ 501,223
2,993 Athenahealth, Inc., Term Loan B 4.009% SOFR30A 3.500% 1/27/29 B+ 2,957,215
9,481 Carestream Health, Inc., Term
Loan, Second Lien, (5.500%
Cash, PIK 8.000%), (DD1)
5.506% 3-Month LIBOR 4.500% 8/05/23 CCC+ 8,769,835
12,981 Total Health Care Technology 12,228,273
Hotels, Restaurants & Leisure - 16.9% (10.4% of Total Investments)
346 Alterra Mountain Company,
Term Loan
4.264% 1-Month LIBOR 3.500% 8/17/28 B 343,683
2,805 Aramark Services, Inc., Term
Loan B3
2.514% 1-Month LIBOR 1.750% 3/11/25 BB+ 2,767,890
15,821 B.C. Unlimited Liability
Company, Term Loan B4
2.514% 1-Month LIBOR 1.750% 11/19/26 BB+ 15,548,820
14,783 Caesars Resort Collection, LLC,
Term Loan B, First Lien
3.514% 1-Month LIBOR 2.750% 12/22/24 B+ 14,731,701
1,478 Caesars Resort Collection, LLC,
Term Loan B1
4.264% 1-Month LIBOR 3.500% 7/20/25 B+ 1,473,496
575 Carnival Corporation, Term
Loan B, (DD1)
3.750% 3-Month LIBOR 3.000% 6/30/25 Ba2 568,164
2,693 Carnival Corporation, Term
Loan B
4.000% 3-Month LIBOR 3.250% 10/18/28 Ba2 2,658,467
3,070 Churchill Downs Incorporated,
Term Loan B1
2.764% 1-Month LIBOR 2.000% 3/17/28 BBB- 3,042,522
2,924 ClubCorp Holdings, Inc., Term
Loan B
3.756% 3-Month LIBOR 2.750% 9/18/24 B2 2,850,161
1,019 Crown Finance US, Inc., Term
Loan B1, (cash 7.132%, PIK
8.250%), (DD1)
8.250% 3-Month LIBOR 8.250% 5/23/24 B- 1,183,932
1,848 Crown Finance US, Inc., Term
Loan B1, (DD1)(5)
0.000% 3-Month LIBOR 2.750% 5/31/23 CCC+ 1,551,479
10,123 Delta 2 (LUX) S.a.r.l., Term Loan 3.500% 1-Month LIBOR 2.500% 2/01/24 BB- 10,097,713
12,116 Equinox Holdings, Inc., Term
Loan, First Lien
4.006% 3-Month LIBOR 3.000% 3/08/24 CCC 11,505,469
14,970 Fertitta Entertainment, LLC,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B 14,920,262
2,985 Hilton Grand Vacations
Borrower LLC, Term Loan B
3.698% 1-Month LIBOR 3.000% 8/02/28 BB+ 2,975,672
3,231 Hilton Worldwide Finance, LLC,
Term Loan B2
2.375% 1-Month LIBOR 1.750% 6/21/26 BBB- 3,198,565
4,888 IRB Holding Corp, Term Loan B 3.750% SOFR30A 3.000% 12/15/27 B+ 4,828,563
4,906 IRB Holding Corp, Term Loan B 3.756% 6-Month LIBOR 2.750% 2/05/25 B+ 4,869,371
– KFC Holding Co 2.304% ICE Libor USD
1 Month
175.000% 3/15/28 BBB- 0
5,633 Life Time Fitness Inc , Term
Loan B
5.750% 3-Month LIBOR 4.750% 12/15/24 B 5,639,089
4,302 Marriott Ownership Resorts,
Inc., Term Loan B
2.514% 1-Month LIBOR 1.750% 8/31/25 BB+ 4,216,371
2,810 NASCAR Holdings, Inc, Term
Loan B
3.264% 1-Month LIBOR 2.500% 10/18/26 BB+ 2,801,596
581 PCI Gaming Authority, Term
Loan
3.264% 1-Month LIBOR 2.500% 5/31/26 BBB- 577,697
1,856 Penn National Gaming Inc,
Term Loan, (WI/DD)
TBD TBD TBD TBD BB 1,850,162
1,531 Scientific Games Holdings LP,
Term Loan B
4.175% SOFR90A 3.500% 2/04/29 BB- 1,517,060
4,750 Scientific Games International,
Inc., Term Loan
3.573% 3-Month LIBOR 3.000% 4/07/29 BB 4,734,420

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 3,980 SeaWorld Parks &
Entertainment, Inc., Term Loan
B
3.813% 1-Month LIBOR 3.000% 8/25/28 BB- $ 3,929,414
11,010 Stars Group Holdings B.V. (The),
Term Loan, (DD1)
3.256% 3-Month LIBOR 2.250% 7/10/25 BBB 10,966,759
12,157 Station Casinos LLC, Term Loan
B
3.764% 1-Month LIBOR 2.250% 2/08/27 BB- 12,023,534
2,244 Twin River Worldwide Holdings,
Inc., Term Loan B
3.750% 6-Month LIBOR 3.250% 10/01/28 BB+ 2,226,487
1,788 Wyndham Hotels & Resorts,
Inc., Term Loan B
2.514% 1-Month LIBOR 1.750% 5/30/25 BBB- 1,774,433
153,223 Total Hotels, Restaurants & Leisure 151,372,952
Household Durables - 1.1% (0.7% of Total Investments)
1,678 AI Aqua Merger Sub Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B3 1,655,439
381 AI Aqua Merger Sub Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B3 376,236
3,200 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien
4.250% 1-Month LIBOR 3.750% 7/30/28 B 3,157,344
479 Installed Building Products,
Inc., Term Loan B
3.014% 1-Month LIBOR 2.250% 12/14/28 BB+ 478,106
2,701 Serta Simmons Bedding, LLC,
Term Loan(6)
8.500% 1-Month LIBOR 7.500% 8/10/23 B- 2,446,437
2,093 Weber-Stephen Products LLC,
Term Loan B
4.014% 1-Month LIBOR 3.250% 10/30/27 B+ 2,034,498
10,532 Total Household Durables 10,148,060
Household Products - 0.2% (0.1% of Total Investments)
1,785 Illuminate Merger Sub Corp.,
Term Loan
4.506% 3-Month LIBOR 3.500% 7/23/28 B1 1,687,009
Independent Power And Renewable Electricity Producers - 0.1% (0.1% of Total Investments)
1,325 Vistra Operations Company
LLC, Term Loan B3, First Lien,
(DD1)
2.190% 1-Month LIBOR 1.750% 12/31/25 BBB- 1,310,154
Insurance - 6.7% (4.1% of Total Investments)
16,648 Acrisure, LLC, Term Loan B 4.264% 1-Month LIBOR 3.500% 2/15/27 B 16,429,095
6,109 Alliant Holdings Intermediate,
LLC, Term Loan B4, (DD1)
4.051% 1-Month LIBOR 3.500% 11/12/27 B 6,076,171
6,612 Asurion LLC, Term Loan B4,
Second Lien
6.014% 1-Month LIBOR 5.250% 1/15/29 B 6,425,211
1,452 Asurion LLC, Term Loan B8 4.014% 1-Month LIBOR 3.250% 12/23/26 Ba3 1,422,042
2,475 Asurion LLC, Term Loan B9 4.014% 1-Month LIBOR 3.250% 7/31/27 Ba3 2,422,406
1,990 Broadstreet Partners, Inc., Term
Loan B2
4.014% 1-Month LIBOR 3.250% 1/27/27 B1 1,965,951
906 Hub International Limited, Term
Loan B
4.348% 3-Month LIBOR 3.250% 4/25/25 B 901,898
14,277 Hub International Limited, Term
Loan B
4.214% 2 + 3-Month
LIBOR
3.000% 4/25/25 B 14,112,333
246 Ryan Specialty Group, LLC,
Term Loan
3.764% 1-Month LIBOR 3.000% 9/01/27 BB- 246,020
7,796 USI, Inc., Term Loan 4.006% 3-Month LIBOR 3.000% 5/16/24 B 7,736,474
1,955 USI, Inc., Term Loan B 4.256% 3-Month LIBOR 3.250% 12/02/26 B 1,941,844
60,466 Total Insurance 59,679,445

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Interactive Media & Services - 0.8% (0.5% of Total Investments)
$ 1,340 Adevinta ASA, Term Loan B 3.756% 3-Month LIBOR 2.750% 11/04/27 BB+ $ 1,328,151
5,709 Rackspace Technology Global,
Inc., Term Loan B
3.500% 3-Month LIBOR 2.750% 2/09/28 B+ 5,583,480
7,049 Total Interactive Media & Services 6,911,631
Internet & Direct Marketing Retail - 0.6% (0.4% of Total Investments)
3,960 CNT Holdings I Corp, Term
Loan
4.250% 3-Month LIBOR 3.500% 11/08/27 B 3,924,736
280 Medical Solutions Holdings,
Inc., Term Loan(5)
3.500% 3-Month LIBOR 3.500% 11/01/28 B1 277,900
1,470 Medical Solutions Holdings,
Inc., Term Loan, First Lien
4.506% 3-Month LIBOR 3.500% 11/01/28 B1 1,458,975
5,710 Total Internet & Direct Marketing Retail 5,661,611
IT Services - 4.9% (3.0% of Total Investments)
2,140 Ahead DB Holdings, LLC, Term
Loan B
4.760% 3-Month LIBOR 3.750% 10/16/27 B+ 2,130,318
2,503 Peraton Corp., Term Loan B 4.514% 1-Month LIBOR 3.750% 2/01/28 BB- 2,489,697
16,180 Sabre GLBL Inc., Term Loan B 2.764% 1-Month LIBOR 2.000% 2/22/24 Ba3 15,998,333
4,998 Syniverse Holdings, Inc., Term
Loan, First Lien
6.038% 3-Month LIBOR 5.000% 3/09/23 CCC+ 4,958,149
10,911 Tempo Acquisition LLC, Term
Loan B
3.700% SOFR30A 3.000% 8/31/28 BB- 10,853,117
7,566 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan, (cash 3.500%, PIK
6.500%)
9.756% 3-Month LIBOR 8.750% 2/28/25 B- 7,745,756
44,298 Total IT Services 44,175,370
Leisure Products - 1.5% (0.9% of Total Investments)
12,457 Hayward Industries, Inc., Term
Loan
3.198% 1-Month LIBOR 2.500% 5/28/28 BB- 12,338,837
1,527 SRAM, LLC , Term Loan B 3.250% 3 + 6-Month
LIBOR
2.750% 5/18/28 BB- 1,517,406
13,984 Total Leisure Products 13,856,243
Life Sciences Tools & Services - 1.5% (0.9% of Total Investments)
1,352 Avantor Funding, Inc., Term
Loan B5
3.014% 1-Month LIBOR 2.250% 11/06/27 BB+ 1,344,592
12,259 Curia Global, Inc., Term Loan 4.514% 1 + 3-Month
LIBOR
3.750% 8/30/26 B 12,206,613
218 ICON Luxembourg S.A.R.L.,
Term Loan, (DD1)
3.313% 3-Month LIBOR 2.250% 7/01/28 BB+ 216,964
13,829 Total Life Sciences Tools & Services 13,768,169
Machinery - 2.5% (1.6% of Total Investments)
6,000 Ali Group North America Corp.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD Baa3 5,890,020
1,954 Alliance Laundry Systems LLC,
Term Loan B
4.506% 1 + 3-Month
LIBOR
3.500% 10/08/27 B 1,946,245
12,287 Gardner Denver, Inc., Term
Loan B2
1.826% 1-Week LIBOR 1.750% 2/28/27 BB+ 12,152,385
1,328 Grinding Media Inc., Term
Loan B
4.796% 3-Month LIBOR 4.000% 10/12/28 B 1,303,419
1,489 Madison IAQ LLC, Term Loan 4.524% 6-Month LIBOR 3.250% 6/21/28 B1 1,446,879
23,058 Total Machinery 22,738,948

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Marine - 0.3% (0.2% of Total Investments)
$ 2,794 HGIM Corp., Exit Term Loan,
(DD1)
7.000% 3-Month LIBOR 6.000% 7/02/23 CCC+ $ 2,688,257
Media - 14.3% (8.7% of Total Investments)
438 ABG Intermediate Holdings 2
LLC, Term Loan B, Second Lien,
(WI/DD)
TBD TBD TBD TBD B1 434,877
3,665 ABG Intermediate Holdings 2
LLC, Term Loan B1
4.000% SOFR90A 3.500% 12/21/28 B1 3,642,094
438 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien,
(WI/DD)(5)
TBD TBD TBD TBD B1 434,877
720 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
6.801% SOFR90A 6.000% 12/20/29 CCC+ 715,500
978 Altice Financing SA, Term Loan,
First Lien
3.794% 3-Month LIBOR 2.750% 1/31/26 B 960,873
1,985 Cable One, Inc., Term Loan B4 2.764% 1-Month LIBOR 2.000% 5/03/28 BB+ 1,969,864
4,875 Cengage Learning, Inc., Term
Loan B
5.750% 3-Month LIBOR 4.750% 7/14/26 B 4,800,539
7,586 Charter Communications
Operating, LLC, Term Loan B2
2.520% 1-Month LIBOR 1.750% 2/01/27 BBB- 7,501,781
401 Checkout Holding Corp., First
Out Term Loan
8.500% 1-Month LIBOR 7.500% 2/15/23 N/R 357,832
745 Checkout Holding Corp., Last
Out Term Loan, (cash 2.000%,
PIK 9.500%), (DD1)
9.500% 1-Month LIBOR 9.500% 8/15/23 N/R 278,280
10,165 Clear Channel Outdoor
Holdings, Inc., Term Loan B
4.739% 3-Month LIBOR 3.500% 8/21/26 B1 9,938,366
6,832 Cogeco Communications
Finance (USA), LP, Term Loan B
2.764% 1-Month LIBOR 2.000% 1/04/25 BB 6,710,693
9,724 CSC Holdings, LLC, Term Loan 2.804% 1-Month LIBOR 2.250% 1/15/26 BB 9,571,847
978 CSC Holdings, LLC, Term Loan
B1
2.804% 1-Month LIBOR 2.250% 7/17/25 BB 961,868
11,742 CSC Holdings, LLC, Term Loan
B5
3.054% 1-Month LIBOR 2.500% 4/15/27 BB 11,551,230
9,046 DirecTV Financing, LLC, Term
Loan
5.764% 1-Month LIBOR 5.000% 8/02/27 BBB- 9,019,392
2,925 Fleet U.S. Bidco Inc., Term
Loan B
3.764% 1-Month LIBOR 3.000% 10/07/26 B+ 2,890,280
7,500 Gray Television, Inc., Term Loan
B
2.955% 1-Month LIBOR 2.500% 2/07/24 BB+ 7,484,925
4,280 Gray Television, Inc., Term Loan
C
2.955% 1-Month LIBOR 2.500% 1/02/26 BB+ 4,256,689
3,406 iHeartCommunications, Inc.,
Term Loan
3.764% 1-Month LIBOR 3.000% 5/01/26 BB- 3,383,073
3,980 McGraw-Hill Global Education
Holdings, LLC, Term Loan
5.258% 3 + 6-Month
LIBOR
4.750% 7/30/28 BB+ 3,910,967
412 Mission Broadcasting, Inc.,
Term Loan B
2.955% 1-Month LIBOR 2.500% 6/03/28 BBB- 408,347
3,452 Nexstar Broadcasting, Inc.,
Term Loan B3
3.014% 1-Month LIBOR 2.250% 1/17/24 BBB- 3,444,937
1,725 Nexstar Broadcasting, Inc.,
Term Loan B4
2.955% 1-Month LIBOR 2.500% 9/19/26 BBB- 1,712,689
740 Outfront Media Capital LLC,
Term Loan B
2.514% 1-Month LIBOR 1.750% 11/18/26 Ba1 726,510
968 Radiate Holdco, LLC, Term
Loan B
4.014% 1-Month LIBOR 3.250% 9/25/26 B1 955,480
13,321 Virgin Media Bristol LLC, Term
Loan N
3.054% 1-Month LIBOR 2.500% 1/31/28 BB+ 13,156,019

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media (continued)
$ 16,916 Ziggo Financing Partnership,
Term Loan I
3.054% 1-Month LIBOR 2.500% 4/30/28 BB $ 16,599,851
129,943 Total Media 127,779,680
Multiline Retail - 0.1% (0.1% of Total Investments)
1,516 Belk, Inc., Term Loan, (cash
5.000%, PIK 8.000%)
13.000% 3-Month LIBOR 13.000% 7/31/25 CCC- 905,357
328 Belk, Inc., Term Loan 8.500% 3-Month LIBOR 7.500% 7/31/25 B- 324,251
1,844 Total Multiline Retail 1,229,608
Oil, Gas & Consumable Fuels - 3.1% (1.9% of Total Investments)
14,667 Buckeye Partners, L.P., Term
Loan B
2.707% 1-Month LIBOR 2.250% 11/01/26 BBB- 14,582,822
240 DT Midstream, Inc, Term Loan B 2.500% 6-Month LIBOR 2.000% 6/10/28 Baa2 239,748
324 EG America LLC, Term Loan 4.999% 3-Month LIBOR 4.000% 2/05/25 B- 317,363
3,918 EG Group Limited, Term Loan B 5.006% 3-Month LIBOR 4.000% 2/05/25 B- 3,841,391
2,226 Freeport LNG Investments,
LLLP, Term Loan B
4.563% 3-Month LIBOR 3.500% 12/21/28 B+ 2,215,771
2,540 Gulf Finance, LLC, Term Loan,
(DD1)
7.750% 1-Month LIBOR 6.750% 8/25/26 B 2,321,734
1,608 QuarterNorth Energy Holding
Inc., Exit Term Loan, Second
Lien
9.000% 3-Month LIBOR 8.000% 8/27/26 B 1,617,094
2,992 TransMontaigne Operating
Company L.P., Term Loan B
4.054% 1-Month LIBOR 3.500% 11/05/28 BB 2,985,019
28,515 Total Oil, Gas & Consumable Fuels 28,120,942
Personal Products - 2.6% (1.6% of Total Investments)
1,741 Conair Holdings, LLC, Term
Loan B
4.756% 3-Month LIBOR 3.750% 5/17/28 B1 1,707,078
6,568 Coty Inc., Term Loan B 2.701% 1-Month LIBOR 2.250% 4/05/25 B+ 6,408,869
3,869 kdc/one Development
Corporation, Inc., Term Loan B
4.514% 1-Month LIBOR 3.750% 12/21/25 N/R 3,825,267
–(7) Kronos Acquisition Holdings
Inc., Term Loan B
4.989% 3-Month LIBOR 3.750% 12/22/26 B2 26
14,782 Revlon Consumer Products
Corporation, Term Loan B,
(DD1)(8)
4.250% 3-Month LIBOR 3.500% 9/07/23 CC 11,074,235
26,960 Total Personal Products 23,015,475
Pharmaceuticals - 3.1% (1.9% of Total Investments)
7,071 Bausch Health Companies Inc.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD BB 6,856,351
– Bausch Health Companies Inc.,
Term Loan B
3.764% 1-Month LIBOR 3.000% 6/02/25 BB 0
393 Catalent Pharma Solutions Inc.,
Term Loan B3
2.688% 1-Month LIBOR 2.000% 2/22/28 BBB- 392,017
4,501 Endo Luxembourg Finance
Company I S.a r.l., Term Loan
5.813% 1-Month LIBOR 5.000% 3/25/28 B- 4,188,085
5,484 Jazz Financing Lux S.a.r.l., Term
Loan
4.264% 1-Month LIBOR 3.500% 5/05/28 BB+ 5,482,192
4,313 Mallinckrodt International
Finance S.A., Term Loan B,
(DD1)(6)
6.246% 3-Month LIBOR 5.250% 9/24/24 B3 4,024,779
2,892 Organon & Co, Term Loan 3.563% 3-Month LIBOR 3.000% 6/02/28 BB 2,883,475
1,044 Perrigo Investments, LLC, Term
Loan B
3.140% 3-Month LIBOR 2.500% 4/05/29 Baa3 1,042,529
597 Perrigo Investments, LLC, Term
Loan B(5)
3.000% 3-Month LIBOR 2.500% 4/05/29 Baa3 595,731

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Pharmaceuticals (continued)
$ 1,886 Prestige Brands, Inc., Term Loan
B5
2.500% 1-Month LIBOR 2.000% 7/01/28 BB+ $ 1,884,668
28,181 Total Pharmaceuticals 27,349,827
Professional Services - 2.8% (1.7% of Total Investments)
910 CHG Healthcare Services Inc.,
Term Loan
4.506% 3 + 6-Month
LIBOR
3.500% 9/30/28 B1 906,082
2,933 Creative Artists Agency, LLC ,
Term Loan B
4.514% 1-Month LIBOR 3.750% 11/26/26 B 2,925,814
177 Dun & Bradstreet Corporation
(The), Term Loan
3.918% 1-Month LIBOR 3.250% 2/08/26 BB+ 175,776
5,369 Nielsen Finance LLC, Term
Loan B4
2.488% 1-Month LIBOR 2.000% 10/04/23 BBB- 5,368,976
1,440 Physician Partners LLC, Term
Loan
4.800% SOFR30A 4.000% 2/01/29 B 1,430,402
13,127 Trans Union, LLC, Term Loan B5 2.514% 1-Month LIBOR 1.750% 11/13/26 BBB- 12,968,235
1,486 Verscend Holding Corp., Term
Loan B
4.764% 1-Month LIBOR 4.000% 8/27/25 BB- 1,484,079
25,442 Total Professional Services 25,259,364
Real Estate Management & Development - 0.6% (0.4% of Total Investments)
5,911 Brookfield Property REIT Inc.,
Term Loan B, First Lien
3.180% 1-Week LIBOR 2.500% 8/24/25 BB+ 5,834,391
Road & Rail - 0.6% (0.3% of Total Investments)
4,186 Hertz Corporation, (The), Term
Loan B
4.014% 1-Month LIBOR 3.250% 6/30/28 BB+ 4,175,679
795 Hertz Corporation, (The), Term
Loan C
4.014% 1-Month LIBOR 3.250% 6/30/28 BB+ 792,818
4,981 Total Road & Rail 4,968,497
Semiconductors & Semiconductor Equipment - 2.1% (1.3% of Total Investments)
9,799 Bright Bidco B.V., Term Loan B,
(DD1)
4.774% 6-Month LIBOR 3.500% 6/30/24 CCC 4,649,260
5,617 CMC Materials, Inc., Term Loan
B1
2.813% 1-Month LIBOR 2.000% 11/15/25 BBB- 5,603,345
1,750 Entegris Inc., Term Loan B, (WI/
DD)
TBD TBD TBD TBD Baa3 1,752,739
6,144 ON Semiconductor
Corporation, Term Loan B
2.764% 1-Month LIBOR 2.000% 9/19/26 Baa3 6,127,960
681 Synaptics Incorporated, Term
Loan B
2.750% 3-Month LIBOR 2.250% 10/20/28 BBB- 678,623
23,991 Total Semiconductors & Semiconductor Equipment 18,811,927
Software - 16.2% (9.9% of Total Investments)
2,630 Apttus Corporation, Term Loan 5.000% 3-Month LIBOR 4.250% 5/06/28 BB 2,627,934
5,339 Banff Merger Sub Inc, Term
Loan
4.514% 1-Month LIBOR 3.750% 10/02/25 B2 5,281,364
1,013 CCC Intelligent Solutions Inc.,
Term Loan B
3.256% 3-Month LIBOR 2.250% 9/21/28 B1 1,000,860
2,885 Ceridian HCM Holding Inc.,
Term Loan B
3.264% 1-Month LIBOR 2.500% 4/30/25 B+ 2,855,073
4,000 DTI Holdco, Inc., Term Loan 4.750% 3-Month LIBOR 4.750% 4/21/29 B2 3,930,000
3,974 Dynatrace LLC, Term Loan, First
Lien
3.014% 1-Month LIBOR 2.250% 8/23/25 BB+ 3,967,959
12,675 Emerald TopCo Inc, Term Loan 4.739% 3-Month LIBOR 3.500% 7/25/26 B2 12,516,562
9,115 Epicor Software Corporation,
Term Loan
4.014% 1-Month LIBOR 3.250% 7/31/27 B2 9,069,359
5,567 Finastra USA, Inc., Term Loan,
First Lien
4.739% 3-Month LIBOR 3.500% 6/13/24 BB- 5,414,193

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 4,523 Greeneden U.S. Holdings II,
LLC, Term Loan B4
4.764% 1-Month LIBOR 4.000% 12/01/27 B- $ 4,514,014
7,000 Informatica LLC, Term Loan B 3.563% 1-Month LIBOR 2.750% 10/14/28 BB- 6,923,420
2,942 MA FinanceCo., LLC, Term
Loan B
5.250% 3-Month LIBOR 4.250% 6/05/25 BB+ 2,928,682
2,736 Magenta Buyer LLC, Term Loan,
First Lien
6.230% 3-Month LIBOR 5.000% 7/27/28 BB- 2,702,047
4,355 McAfee, LLC, Term Loan B 4.500% SOFR30A 4.000% 2/03/29 BB+ 4,246,410
720 Mitnick Corporate Purchaser
Inc, Term Loan, (WI/DD)
TBD TBD TBD TBD B+ 719,280
9,000 Nortonlifelock Inc, Term Loan B,
(WI/DD)
TBD TBD TBD TBD BBB- 8,863,110
3,109 Polaris Newco LLC, Term Loan
B
4.764% 1-Month LIBOR 4.000% 6/04/28 B2 3,082,168
743 Project Ruby Ultimate Parent
Corp., Term Loan
4.014% 1-Month LIBOR 3.250% 3/10/28 B 736,003
3,143 Proofpoint, Inc., Term Loan,
First Lien
3.758% 3-Month LIBOR 3.250% 8/31/28 BB- 3,097,296
3,532 RealPage, Inc, Term Loan, First
Lien
3.750% 1-Month LIBOR 3.250% 4/22/28 B+ 3,482,039
5,343 Seattle Spinco, Inc., Term Loan
B3
3.514% 1-Month LIBOR 2.750% 6/21/24 BB+ 5,292,826
4,300 Seattle Spinco, Inc., Term Loan
B5
4.500% SOFR90A 4.000% 1/14/27 BB+ 4,263,686
9,987 Sophia, L.P., Term Loan B, (WI/
DD)
TBD TBD TBD TBD B2 9,887,506
2,782 SS&C European Holdings Sarl,
Term Loan B4
2.514% 1-Month LIBOR 1.750% 4/16/25 BB+ 2,747,521
3,427 SS&C Technologies Inc., Term
Loan B3
2.514% 1-Month LIBOR 1.750% 4/16/25 BB+ 3,384,567
7,712 Ultimate Software Group Inc
(The), Term Loan, (DD1)
4.212% 3-Month LIBOR 3.250% 5/03/26 B1 7,643,036
14,625 Ultimate Software Group Inc
(The), Term Loan B, (DD1)
4.756% 3-Month LIBOR 3.750% 5/03/26 B1 14,573,227
2,239 Vision Solutions, Inc., Term
Loan
5.184% 3-Month LIBOR 4.000% 5/28/28 B2 2,214,174
3,542 Zelis Healthcare Corporation,
Term Loan
3.955% 1-Month LIBOR 3.500% 9/30/26 B 3,524,654
533 Zelis Healthcare Corporation,
Term Loan(5)
3.500% 1-Month LIBOR 3.500% 9/30/26 B 530,003
2,919 Zelis Healthcare Corporation,
Term Loan B
3.955% 1-Month LIBOR 3.500% 9/30/26 B 2,900,329
146,410 Total Software 144,919,302
Specialty Retail - 3.7% (2.3% of Total Investments)
1,299 Academy, Ltd., Term Loan 4.500% 1-Month LIBOR 3.750% 11/06/27 BB- 1,287,193
2,083 Avis Budget Car Rental, LLC,
Term Loan C
4.300% SOFR30A 3.500% 3/15/29 BB+ 2,081,709
765 Driven Holdings, LLC, Term
Loan B
3.916% 3-Month LIBOR 3.000% 12/17/28 B2 758,306
2,890 Jo-Ann Stores, Inc., Term Loan
B1
5.964% 3-Month LIBOR 4.750% 6/30/28 B 2,446,326
1,559 LBM Acquisition LLC, Term
Loan B, (DD1)
4.500% 1-Month LIBOR 3.750% 12/18/27 B+ 1,476,119
859 LBM Acquisition LLC, Term
Loan B2
4.756% 3-Month LIBOR 3.750% 12/18/27 B+ 813,531
431 LBM Acquisition LLC, Term
Loan B2, (DD1)(5)
4.989% 3-Month LIBOR 3.750% 12/18/27 B+ 407,787
2,469 Les Schwab Tire Centers, Term
Loan B
4.000% 3-Month LIBOR 3.250% 11/02/27 B 2,440,969

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Specialty Retail (continued)
$ 990 Park River Holdings Inc, Term
Loan
4.217% 3-Month LIBOR 3.250% 12/28/27 B1 $ 942,555
16,237 PetSmart, Inc., Term Loan B 4.989% 3-Month LIBOR 3.750% 2/12/28 BB- 16,123,639
3,980 Restoration Hardware, Inc.,
Term Loan B
3.264% 1-Month LIBOR 2.500% 10/15/28 BB 3,836,780
763 SRS Distribution Inc., Term Loan 4.000% SOFR90A 3.500% 6/04/28 B2 737,333
34,325 Total Specialty Retail 33,352,247
Textiles, Apparel & Luxury Goods - 0.4% (0.3% of Total Investments)
3,225 Birkenstock GmbH & Co. KG,
Term Loan B
3.750% 6-Month LIBOR 3.250% 4/28/28 BB- 3,138,936
643 New Trojan Parent, Inc., Term
Loan, First Lien
4.014% 1 + 3-Month
LIBOR
3.250% 1/06/28 B 620,697
3,868 Total Textiles, Apparel & Luxury Goods 3,759,633
Thrifts & Mortgage Finance - 0.1% (0.1% of Total Investments)
3,857 Ditech Holding Corporation,
Term Loan(6)
0.000% N/A N/A 6/30/22 N/R 771,486
Trading Companies & Distributors - 2.1% (1.3% of Total Investments)
13,758 Core & Main LP, Term Loan B 3.198% 1-Month LIBOR 2.500% 6/10/28 Ba3 13,577,345
1,485 Resideo Funding Inc., Term
Loan
2.810% 1 + 3-Month
LIBOR
2.250% 2/12/28 BBB- 1,482,216
3,401 Univar Solutions USA Inc., Term
Loan B6
2.514% 1-Month LIBOR 1.750% 6/03/28 BBB- 3,395,335
18,644 Total Trading Companies & Distributors 18,454,896
Transportation Infrastructure - 0.2% (0.1% of Total Investments)
2,219 Brown Group Holding, LLC,
Term Loan B
3.506% 3-Month LIBOR 2.500% 4/22/28 B+ 2,190,331
Wireless Telecommunication Services - 1.2% (0.7% of Total Investments)
1,489 GOGO Intermediate Holdings
LLC, Term Loan B
4.989% 3-Month LIBOR 0.000% 4/30/28 B 1,476,654
7,980 Intelsat Jackson Holdings S.A.,
Term Loan B(6)
4.920% SOFR180A 4.250% 1/27/29 BB- 7,765,203
1,489 MetroNet Systems Holdings,
LLC, Term Loan, First Lien
4.500% SOFR30A +
3-Month LIBOR
3.750% 6/02/28 B 1,479,072
10,958 Total Wireless Telecommunication Services 10,720,929
$ 1,268,957 Total Variable Rate Senior Loan Interests (cost $1,256,394,607) 1,234,590,691
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 198,064,679 CORPORATE BONDS - 22.1% (13.6% of Total Investments)
X 198,064,679
Airlines - 0.7% (0.4% of Total Investments)
$ 5,000 Mileage Plus Holdings LLC / Mileage Plus Intellectual
Property Assets Ltd, 144A (9)
6.500% 6/20/27 Baa3 $ 5,099,900
1,623 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 1,489,102
6,623 Total Airlines 6,589,002

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Auto Components - 0.3% (0.2% of Total Investments)
$ 2,699 Clarios Global LP / Clarios US Finance Co, 144A (9) 6.250% 5/15/26 B1 $ 2,725,990
Capital Markets - 0.1% (0.1% of Total Investments)
1,000 LPL Holdings Inc, 144A (9) 4.625% 11/15/27 BB 948,750
Chemicals - 0.2% (0.1% of Total Investments)
2,138 Rayonier AM Products Inc, 144A (9) 7.625% 1/15/26 B+ 2,030,672
Commercial Services & Supplies - 0.6% (0.4% of Total Investments)
1,200 GFL Environmental Inc, 144A 5.125% 12/15/26 BB- 1,179,480
1,700 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 1,523,795
1,115 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 1,069,006
2,500 Prime Security Services Borrower LLC / Prime Finance Inc,
144A (9)
3.375% 8/31/27 BB- 2,133,725
6,515 Total Commercial Services & Supplies 5,906,006
Communications Equipment - 2.5% (1.5% of Total Investments)
16,000 Avaya Inc, 144A (9) 6.125% 9/15/28 BB 14,844,054
2,250 Commscope Inc, 144A (9) 8.250% 3/01/27 B3 1,912,500
6,750 CommScope Technologies LLC, 144A (9) 5.000% 3/15/27 B3 5,298,750
25,000 Total Communications Equipment 22,055,304
Diversified Telecommunication Services - 0.7% (0.4% of Total Investments)
6,313 Frontier Communications Holdings LLC, 144A (9) 5.875% 10/15/27 BB+ 6,044,698
Electric Utilities - 0.0% (0.0% of Total Investments)
3,750 Bruce Mansfield Unit 1 2007 Pass Through Trust (6) 6.850% 6/01/34 N/R 4,688
Electronic Equipment, Instruments & Components - 0.1% (0.1% of Total Investments)
1,500 Imola Merger Corp, 144A (9) 4.750% 5/15/29 BB+ 1,395,000
Entertainment - 1.1% (0.7% of Total Investments)
8,390 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A
10.000% 6/15/26 CCC- 7,027,212
5,750 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
6.625% 8/15/27 CCC- 1,193,125
4,040 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
5.375% 8/15/26 CCC+ 1,494,800
18,180 Total Entertainment 9,715,137
Equity Real Estate Investment Trusts (REITs) - 0.7% (0.4% of Total Investments)
6,000 Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC,
144A (9)
7.875% 2/15/25 BB+ 6,105,000
Food & Staples Retailing - 0.4% (0.3% of Total Investments)
4,000 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A (9)
4.625% 1/15/27 BB 3,746,700
Food Products - 0.2% (0.1% of Total Investments)
2,000 H-Food Holdings LLC / Hearthside Finance Co Inc, 144A (9) 8.500% 6/01/26 CCC 1,875,000
Health Care Providers & Services - 3.5% (2.1% of Total Investments)
3,335 CHS/Community Health Systems Inc, 144A (9) 8.000% 3/15/26 BB- 3,447,723
2,000 CHS/Community Health Systems Inc, 144A (9) 6.875% 4/15/29 CCC 1,754,040
725 CHS/Community Health Systems Inc, 144A (9) 8.000% 12/15/27 BB- 751,071
4,750 Legacy LifePoint Health LLC, 144A (9) 4.375% 2/15/27 B1 4,393,750

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Health Care Providers & Services (continued)
$ 6,871 LifePoint Health Inc, 144A (9) 5.375% 1/15/29 CCC+ $ 5,874,705
4,850 RegionalCare Hospital Partners Holdings Inc / LifePoint
Health Inc, 144A (9)
9.750% 12/01/26 CCC+ 4,983,715
2,225 Team Health Holdings Inc, 144A (9) 6.375% 2/01/25 CCC 1,896,234
8,500 Tenet Healthcare Corp, 144A (9) 6.125% 10/01/28 B+ 8,159,575
33,256 Total Health Care Providers & Services 31,260,813
Hotels, Restaurants & Leisure - 0.2% (0.1% of Total Investments)
1,623 Caesars Entertainment Inc, 144A 6.250% 7/01/25 B1 1,640,642
IT Services - 0.3% (0.2% of Total Investments)
2,988 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 2,629,440
Media - 2.4% (1.5% of Total Investments)
3,675 Clear Channel Outdoor Holdings Inc, 144A (9) 7.750% 4/15/28 CCC 3,463,687
3,000 Clear Channel Outdoor Holdings Inc, 144A 5.125% 8/15/27 B1 2,819,100
2,400 Clear Channel Outdoor Holdings Inc, 144A (9) 7.500% 6/01/29 CCC 2,264,880
5,000 Directv Financing LLC / Directv Financing Co-Obligor Inc,
144A (9)
5.875% 8/15/27 BBB- 4,706,250
6,000 DISH DBS Corp, 144A (9) 5.250% 12/01/26 Ba3 5,508,900
12 iHeartCommunications Inc 6.375% 5/01/26 BB- 11,888
2,799 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 2,498,108
22,886 Total Media 21,272,813
Metals & Mining - 0.5% (0.3% of Total Investments)
2,120 First Quantum Minerals Ltd, 144A (9) 6.875% 10/15/27 B+ 2,130,600
2,000 First Quantum Minerals Ltd, 144A (9) 6.500% 3/01/24 B+ 2,002,840
4,120 Total Metals & Mining 4,133,440
Oil, Gas & Consumable Fuels - 3.2% (2.0% of Total Investments)
1,404 Baytex Energy Corp, 144A (9) 5.625% 6/01/24 BB- 1,396,980
2,000 Callon Petroleum Co, 144A (9) 9.000% 4/01/25 BB- 2,120,000
3,200 Callon Petroleum Co (9) 6.125% 10/01/24 B 3,159,232
2,000 Citgo Petroleum Corp, 144A (9) 7.000% 6/15/25 BB 1,986,260
1,450 Gulfport Energy Corp, 144A (9) 8.000% 5/17/26 BB- 1,491,426
2,000 Hilcorp Energy I LP / Hilcorp Finance Co, 144A (9) 6.250% 11/01/28 BB+ 1,991,300
1,535 Laredo Petroleum Inc 9.500% 1/15/25 B 1,573,375
3,700 Matador Resources Co (9) 5.875% 9/15/26 BB- 3,632,438
6,503 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A (9)
7.500% 2/01/26 BB- 6,126,379
750 NGL Energy Partners LP / NGL Energy Finance Corp (9) 7.500% 4/15/26 CCC+ 628,125
500 NGL Energy Partners LP / NGL Energy Finance Corp (9) 7.500% 11/01/23 CCC+ 463,750
500 NGL Energy Partners LP / NGL Energy Finance Corp (9) 6.125% 3/01/25 CCC+ 419,454
3,000 PBF Holding Co LLC / PBF Finance Corp, 144A (9) 9.250% 5/15/25 BB 3,110,070
485 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 B 468,292
29,027 Total Oil, Gas & Consumable Fuels 28,567,081
Personal Products - 0.0% (0.0% of Total Investments)
505 Kronos Acquisition Holdings Inc / KIK Custom Products Inc,
144A (9)
5.000% 12/31/26 B2 446,925
Pharmaceuticals - 1.2% (0.7% of Total Investments)
1,000 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A 5.875% 10/15/24 B- 922,500
2,717 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A 9.500% 7/31/27 Caa2 2,143,930
913 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A 6.000% 6/30/28 CCC- 392,590
7,000 Horizon Therapeutics USA Inc, 144A (9) 5.500% 8/01/27 Ba2 6,998,460
362 Par Pharmaceutical Inc, 144A (9) 7.500% 4/01/27 B- 330,282
11,992 Total Pharmaceuticals 10,787,762

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JQC
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Professional Services - 0.6% (0.4% of Total Investments)
$ 5,000 Verscend Escrow Corp, 144A (9) 9.750% 8/15/26 CCC+ $ 5,150,000
Software - 0.7% (0.4% of Total Investments)
1,840 Change Healthcare Holdings LLC / Change Healthcare
Finance Inc, 144A (9)
5.750% 3/01/25 B- 1,835,400
3,000 Condor Merger Sub Inc, 144A 7.375% 2/15/30 CCC+ 2,684,100
1,500 SS&C Technologies Inc, 144A (9) 5.500% 9/30/27 B+ 1,470,060
6,340 Total Software 5,989,560
Specialty Retail - 0.6% (0.3% of Total Investments)
3,900 Academy Ltd, 144A (9) 6.000% 11/15/27 BB- 3,890,250
675 PetSmart Inc / PetSmart Finance Corp, 144A (9) 7.750% 2/15/29 CCC+ 671,625
545 Staples Inc, 144A (9) 7.500% 4/15/26 B 520,475
5,120 Total Specialty Retail 5,082,350
Trading Companies & Distributors - 0.9% (0.6% of Total Investments)
6,000 Air Lease Corp (9) 3.000% 2/01/30 BBB 5,220,449
3,000 Air Lease Corp (9) 2.300% 2/01/25 BBB 2,851,457
9,000 Total Trading Companies & Distributors 8,071,906
Wireless Telecommunication Services - 0.4% (0.3% of Total Investments)
4,000 Hughes Satellite Systems Corp (9) 5.250% 8/01/26 BBB- 3,890,000
$ 221,575 Total Corporate Bonds (cost $212,710,316) 198,064,679
Shares Description (1) Value
X 11,513,798 COMMON STOCKS - 1.3% (0.8% of Total Investments)
X 11,513,798
Diversified Consumer Services - 0.1% (0.0% of Total Investments)
41,905 Cengage Learning Holdings II Inc (10),(11) $ 670,480
Energy Equipment & Services - 0.0% (0.0% of Total Investments)
31,358 Vantage Drilling International (10),(11) 431,172
Health Care Providers & Services - 0.0% (0.0% of Total Investments)
211,860 Millennium Health LLC (8),(11) 30,942
198,883 Millennium Health LLC (8),(11) 9,144
Total Health Care Providers & Services 40,086
Independent Power And Renewable Electricity Producers - 0.6% (0.4% of Total Investments)
80,962 Energy Harbor Corp (10),(11),(12) 5,237,270
Internet & Direct Marketing Retail - 0.0% (0.0% of Total Investments)
9,796 Catalina Marketing Corp (10),(11) 1,714
Media - 0.0% (0.0% of Total Investments)
8 Cumulus Media Inc, Class A (11) 110
17,987 Tribune Co, Class C (10),(11) 180
Total Media 290
Multiline Retail - 0.0% (0.0% of Total Investments)
196 Belk Inc (10),(11) 1,960
Oil, Gas & Consumable Fuels - 0.5% (0.3% of Total Investments)
5,773 California Resources Corp 232,132
31,033 Fieldwood Energy LLC (10),(11) 4,018,774
Total Oil, Gas & Consumable Fuels 4,250,906

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
Shares Description (1) Value
Professional Services - 0.1% (0.1% of Total Investments)
164,471 Skillsoft Corp (11) $ 879,920
Total Common Stocks (cost $16,781,541) 11,513,798
Shares Description (1) Value
X 3,151,446 WARRANTS - 0.4% (0.2% of Total Investments)
X 3,151,446
Entertainment - 0.0% (0.0% of Total Investments)
266,347 Cineworld Warrant (10) $ 29,298
Media - 0.0% (0.0% of Total Investments)
4,644 Tenerity Inc (8) 5
Oil, Gas & Consumable Fuels - 0.4% (0.2% of Total Investments)
629 California Resources Corp 7,532
17,602 Fieldwood Energy LLC (10) 2,279,459
37,801 Fieldwood Energy LLC (10) 359,110
72,802 Fieldwood Energy LLC (10) 473,213
Total Oil, Gas & Consumable Fuels 3,119,314
Software - 0.0% (0.0% of Total Investments)
37,723 Avaya Holdings Corp (10) 2,829
Total Warrants (cost $6,752,229) 3,151,446
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
1,715,000 CONVERTIBLE BONDS - 0.2% (0.1% of Total Investments)
X 1,715,000
Media - 0.2% (0.1% of Total Investments)
$ 2,000 DISH Network Corp 3.375% 8/15/26 B2 $ 1,715,000
$ 2,000 Total Convertible Bonds (cost $2,073,498) 1,715,000
Shares   Description (1) Coupon Ratings (4) Value
X 322,284 CONVERTIBLE PREFERRED SECURITIES - 0.0% (0.0% of Total Investments)
X 322,284
Communications Equipment - 0.0% (0.0% of Total Investments)
34,377 Riverbed Technology, Inc.(10),(11) 0.000% N/R $ 322,284
Total Convertible Preferred Securities (cost $784,092) 322,284
Total Long-Term Investments (cost $1,495,496,283) 1,449,357,898
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  1.3% (0.8% of Total Investments)
11,361,002 INVESTMENT COMPANIES - 1.3% (0.8% of Total Investments)
X 11,361,002
11,361,002 BlackRock Liquidity Funds T-Fund Portfolio 0.305%(13) $ 11,361,002
Total Investment Companies (cost $11,361,002) 11,361,002
Total Short-Term Investments (cost $11,361,002) 11,361,002
Total Investments (cost $1,506,857,285 ) - 163.1% 1,460,718,900
Borrowings - (44.9)% (14),(15) (402,000,000)
Reverse Repurchase Agreements, including accrued interest - (15.9)%(16) (142,576,153)
Other Assets Less Liabilities - (2.3)% (20,331,197)
Net Assets Applicable to Common Shares - 100% $ 895,811,550

Nuveen Credit Strategies Income Fund
(continued)
Portfolio of Investments
April 30, 2022
(Unaudited)

JQC
a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
As of the measurement date, the Common Stocks categorized as Level 3 are priced based on updated financial statements which reflect the most recent net asset values. The Variable Rate Senior Loan Interests categorized as Level 3 are utilizing a weighted probability model. The warrants cate-
gorized as Level 3 are priced at placeholder value.
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 1,223,516,456 $ 11,074,235 $ 1,234,590,691
Corporate Bonds – 198,064,679 – 198,064,679
Common Stocks 1,112,162 10,361,550 40,086 11,513,798
Warrants 7,532 3,143,909 5 3,151,446
Convertible Bonds – 1,715,000 – 1,715,000
Convertible Preferred Securities – 322,284 – 322,284
Short-Term Investments:
Investment Companies 11,361,002 – – 11,361,002
Total
$ 12,480,696 $ 1,437,123,878 $ 11,114,326 $ 1,460,718,900
Level 3
Variable Rate
Senior Loan
Interests Common Stocks Warrants
Balance at the beginning of period $11,733,256 $1,577,863 $5
Gains (losses):
Net realized gains (losses) 158 (5) -
Change in net unrealized appreciation (depreciation) (852,217) (657,672) -
Purchases at cost - - -
Sales at proceeds (117,318) - -
Net discounts (premiums) 310,356 - -
Transfers into - - -
Transfers (out of) - (880,100) -
Balance at the end of period $11,074,235 $40,086 $5
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(852,217) $(367,199) $-
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Common Stocks $879,920 $- $180 $- $- $(880,100)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Principal Amount (000) rounds to less than $1,000.
(8) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $162,104,995 have been pledged as collateral for reverse repurchase agreements.
(10) For fair value measurement disclosure purposes, investment classified as Level 2.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(13) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
(14) Borrowings as a percentage of Total investments is 27.5%.
(15) The fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(16) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 9.8%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD Purchased on a when-issued or delayed delivery basis.